Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities

	December 31, 2019 $	December 31, 2018 $
Trade accounts payable and trade accruals	90,517	61,271
Indirect taxes payable	52,018	4,974
Employee related accruals	32,372	14,321
Other payables and accruals	6,286	4,174
Foreign exchange forward contracts	—	12,216
	181,193	96,956